Total Equity - Authorized and Issued capital (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Multiple voting shares
Total Equity
Voting percentage of multiple voting shares	41.80%
Number of shares issued	1,548,000	1,548,000
Fairfax subordinate voting shares
Total Equity
Number of shares issued	24,598,380	24,986,170
Number of shares reserved for share-based payments	2,021,845	1,869,340